Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	£ 0	£ 0	£ 0
Tax on transfers to income statement	£ 0	£ 0	£ 0